Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 1,500	$ 1,125
Gross increases - tax positions in prior years		26
Gross decreases - tax positions in prior years	(2)
Gross increases - current period tax positions	43	349
Tax Years Closed
Unrecognized tax benefits, end of year	$ 1,541	$ 1,500